UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: July 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT
MICROCAP FUND
JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.7%

	Shares	Value
CONSUMER DISCRETIONARY — 12.6%
Bassett Furniture Industries	39,513	$504,976
Century Communities *	40,142	1,106,715
Chuy’s Holdings *	31,507	745,141
Culp	9,096	163,455
Del Taco Restaurants *	76,494	927,107
Fiesta Restaurant Group *	55,846	533,329
Flexsteel Industries	26,493	486,676
Hooker Furniture	7,946	165,674
Johnson Outdoors, Cl A	28,327	1,925,953
M/I Homes *	21,534	761,658
Malibu Boats, Cl A *	9,912	298,648
MarineMax *	77,872	1,202,344
Stoneridge *	32,151	1,047,158

		9,868,834

CONSUMER STAPLES — 0.8%
Landec *	55,463	619,522

ENERGY — 3.2%
Exterran *	19,054	260,087
KLX Energy Services Holdings *	33,744	530,456
Natural Gas Services Group *	24,534	393,525
Renewable Energy Group *	74,385	1,010,892
REX American Resources *	4,822	359,722

		2,554,682

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT
MICROCAP FUND
JULY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — 17.9%
Baycom *	33,333	$763,326
Citizens Community Bancorp	48,157	524,911
Eagle Bancorp Montana	17,504	311,046
Enterprise Financial Services	10,367	432,097
Equity Bancshares, Cl A *	3,014	79,841
First Bancshares	16,509	548,264
First Busey	55,105	1,489,488
First Financial Northwest	28,232	417,269
First Internet Bancorp	6,403	134,975
First Mid Bancshares	14,522	494,910
Guaranty Bancshares	16,400	505,448
HarborOne Bancorp *	4,256	81,502
Heritage Financial	44,547	1,270,480
Home Bancorp	15,604	582,966
HomeTrust Bancshares	45,358	1,185,205
Independent Bank	30,559	664,353
Mercantile Bank	9,797	329,179
Meridian Bancorp	6,686	122,621
Old Second Bancorp	138,489	1,819,746
PCSB Financial	2,021	39,288
Randolph Bancorp *	59,077	886,746
Red River Bancshares *	4,770	224,762
Riverview Bancorp	47,730	405,705
Select Bancorp *	62,364	707,831

		14,021,959

HEALTH CARE — 20.8%
Addus HomeCare *	17,410	1,403,072
AngioDynamics *	26,203	534,017
ANI Pharmaceuticals *	13,180	1,114,896
Atrion	1,401	1,078,069
BioSpecifics Technologies *	11,003	639,274
BioTelemetry *	12,254	575,325
Cardiovascular Systems *	17,479	801,063
CryoLife *	35,854	1,033,312
HealthStream *	26,266	741,752
LeMaitre Vascular	43,457	1,437,992
Luminex	63,804	1,386,461
Mesa Laboratories	7,729	1,945,235
Orthofix Medical *	25,198	1,346,833
U.S. Physical Therapy	12,899	1,665,003
Utah Medical Products	6,638	603,992

		16,306,296

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT
MICROCAP FUND
JULY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — 19.0%
Allied Motion Technologies	21,291	$843,975
Argan	28,788	1,184,626
CIRCOR International *	3,810	144,780
CRA International	17,579	763,280
GP Strategies *	44,969	714,108
Graham	80,351	1,739,599
H&E Equipment Services	28,486	871,956
Hill International *	250,122	787,884
Houston Wire & Cable *	102,141	474,956
Hurco	24,341	832,219
Insteel Industries	52,215	1,018,715
Miller Industries	32,894	1,026,951
MYR Group *	31,209	1,127,269
Orion Group Holdings *	131,400	534,798
Sterling Construction *	39,981	500,562
Tecogen *	65,264	211,455
Transcat *	33,884	807,117
Ultralife *	83,962	732,989
Willdan Group *	16,854	589,553

		14,906,792

INFORMATION TECHNOLOGY — 17.6%
Axcelis Technologies *	19,160	307,518
Bel Fuse, Cl B	19,378	319,543
CalAmp *	42,758	477,179
Clearfield *	45,359	601,007
ePlus *	13,201	1,001,956
Hackett Group	16,315	267,893
Information Services Group *	162,503	442,008
KVH Industries *	37,602	379,780
Methode Electronics	46,268	1,385,727
Mitek Systems *	47,397	475,866
Nanometrics *	27,671	868,316
PAR Technology *	72,073	1,873,177
PRGX Global *	140,348	787,352
Rudolph Technologies *	57,164	1,538,855
Ultra Clean Holdings *	83,669	1,220,730
Vishay Precision Group *	27,575	1,123,406
Zix *	77,811	708,858

		13,779,171

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT
MICROCAP FUND
JULY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS — 5.7%
Hawkins	12,745	$556,574
Koppers Holdings *	47,363	1,293,010
TimkenSteel *	58,015	405,525
UFP Technologies *	42,328	1,843,807
Universal Stainless & Alloy *	23,277	376,622

		4,475,538

REAL ESTATE — 2.1%
Community Healthcare Trust (A)	28,751	1,181,379
Innovative Industrial Properties, Cl A (A)	4,367	461,461

		1,642,840

TOTAL COMMON STOCK

(Cost $69,534,741)		78,175,634

SHORT-TERM INVESTMENT — 0.3%

SEI Daily Income Trust Government Fund, Cl F, 2.21% (B)

(Cost $219,684)	219,684	219,684

TOTAL INVESTMENTS — 100.0%

(Cost $69,754,425)		$ 78,395,318

Percentages are based on Net Assets of $78,394,807.

*	Non-income producing security.
(A)	Real Estate Investment Trust
(B)	Rate shown is the 7-day effective yield as of July 31, 2019.

Cl — Class

As of July 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2019, there were no Level 3 investments. All transfers, if any, are recognized by the Fund at the period end.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THB-QH-001-1500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 26, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: September 26, 2019